UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     December  31,  2009
Check here if Amendment:_____; Amendment Number:_____
This Amendment (Check only one.)     ___ is a restatement.
                                     ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eastbourne Capital Management, L.L.C.
Address:      1101 Fifth Avenue, Suite 370
              San Rafael, CA  94901

Form 13F File Number:     28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Eric M. Sippel, Esq.
Title:       Chief Operating Officer
Phone:       415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel          San Rafael, CA                February 12, 2010

Report Type (Check only one.):

 X  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
--
manager are reported in this report.)
___ 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     48128

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER               TITLE OF    CUSIP    VALUE    SHARES    SH/  INV.  OTHER  VOTING AUTH
                              CLASS               X1000              PRN  DISC   MGR      SOLE
AVI Biopharma, Inc.          COMM      002346104   9896   6,778,119  SH   SOLE           6,778,119
Telik, Inc.                  COMM      87959M109   9243  11,850,000  SH   SOLE          11,850,000
Verizon Communications Inc.  COMM      92343V104  28989     875,000  SH   SOLE             875,000


11/08 EDGAR FILING Form 13F